Related Party Transactions - Additional Information (Detail) - USD ($)							1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 09, 2021	Mar. 15, 2021	Feb. 26, 2021	Feb. 03, 2021	Jan. 29, 2021	Dec. 14, 2020	Apr. 30, 2021	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Aug. 10, 2021	Mar. 11, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Payments of offering cost										$ 6,430,750		$ 5,790,750
Proceeds from issuance of private placement										10,400,000		10,400,000
Repayments of related party notes										413,562		413,562
Due to related parties current									$ 997,033		$ 559,409	559,409			$ 0
Share-based Payment Arrangement, Expense												$ 0
Director [Member]
Related Party Transaction [Line Items]
Stock issued during period, founder shares								100,000			50,000
Private Placement [Member]
Related Party Transaction [Line Items]
Class of warrant or right issue of warrants for the period									1,040,000		1,040,000	1,040,000
Class of warrants or rights issue price per share									$ 10		$ 10	$ 10
Proceeds from issuance of private placement									$ 10,400,000			$ 10,400,000
Class of warrant or right issue of warrants for the period											1,040,000	1,040,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Period after consummation of business combination within which shares shall not be transferred									150 days			150 days
Founder Shares [Member] | Restriction Period One [Member]
Related Party Transaction [Line Items]
Period after consummation of business combination within which shares shall not be transferred									1 year			1 year
Share price									$ 12		$ 12	$ 12
Number of consecutive trading days for determining the share price									20 days			20 days
Number of trading days									30 days			30 days
Founder Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Common stock, shares subject to possible redemption									1,000,000		1,000,000	1,000,000
Percentage of common stock outstanding after IPO									20.00%		20.00%	20.00%
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock, shares subject to possible redemption														1,000,000
Sponsor [Member]
Related Party Transaction [Line Items]
Payments of offering cost									$ 25,000			$ 25,000
Related party expense for administrative services									867,000			459,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount						$ 300,000
Long term borrowings														$ 300,000
Repayments of related party notes		$ 414,000
Advance from related party									114,000		$ 114,000	114,000
Sponsor [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction amount of transaction									130,000			100,000
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument face amount													$ 2,000,000
Due to related parties current									3,000,000		$ 0	0			$ 0
Working Capital Loans [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt instrument face amount													$ 2,000,000
Working Capital Loans [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Debt instrument conversion amount									$ 2,000,000			$ 2,000,000
Debt conversion price per share									$ 10		$ 10	$ 10
Administrative Support Agreements [Member]
Related Party Transaction [Line Items]
Related party transaction amount of transaction									$ 10,000			$ 10,000
Related party expense for administrative services									130,000			100,000
Administrative Support Agreements [Member] | General And Administrative Expense One [Member]
Related Party Transaction [Line Items]
Related party expense for administrative services									$ 30,000	$ 10,000		$ 100,000
Maximum [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Increase Decrease In Loan Commitment Amount Due To Related Party	$ 1,000,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding									8,000,000		8,000,000	8,000,000			8,000,000
Common Class B [Member] | Independent Director [Member]
Related Party Transaction [Line Items]
Common stock shares,Transferred							50,000	100,000
Fair value of common stock transferred							$ 834,000
Fair value per share							$ 5.56
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Share dividend					$ 12,125,000
Shares surrendered			2,000,000	5,000,000
Common stock, shares outstanding									8,000,000		8,000,000	8,000,000
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period, founder shares						2,875,000
Payments of offering cost						$ 25,000